Summary of Significant Accounting Policies (Details 9) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 item	Dec. 31, 2013	Dec. 31, 2012
Assets and liabilities carried at fair value measured on a recurring basis
Trading securities	$ 13,172	$ 13,386
Available-for-sale and Trading Securities
Number of trust that holds marketable securities	1
Net realized and unrealized gain (loss) on trading securities	1,112	2,283	1,292
Foreign Currency Cash Flow Hedges
Maximum Length of Time Hedged in Foreign Currency Cash Flow Hedge	6 months
Fair value measured on recurring basis | Total Carrying Value
Assets and liabilities carried at fair value measured on a recurring basis
Money market funds	36,828	33,860
Time deposits	16,204	2,753
Trading securities	13,172	13,386
Derivative assets		72
Derivative liabilities	2,411	5,592
Fair value measured on recurring basis | Quoted prices in active markets (Level 1)
Assets and liabilities carried at fair value measured on a recurring basis
Trading securities	12,428	12,785
Fair value measured on recurring basis | Significant other observable inputs (Level 2)
Assets and liabilities carried at fair value measured on a recurring basis
Money market funds	36,828	33,860
Time deposits	16,204	2,753
Trading securities	744	601
Derivative assets		72
Derivative liabilities	$ 2,411	$ 5,592